UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Private Capital Management, L.P.
Address: 8889 Pelican Bay Blvd. Suite 500
	 Naples, FL 34108

13F File Number:  28-3428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Chad Atkins
Title:	Chief Compliance Officer
Phone:	239-254-2500
Signature, Place, and Date of Signing:

Chad Atkins	Naples, Florida	 	May 15, 2013

Report Type (Check only one.):

[ X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $  1,033,243 (thousands)


List of Other Included Managers:

No.	13F File Number	    Name
1	28-1700		    Legg Mason, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts, Inc.       COM              00751Y106    16706   202130 SH       DEFINED 01              15900   111730    74500
Air Transport Services Group,  COM              00922R105    16982  2912807 SH       DEFINED 01             669850  1377368   865589
Alere Inc.                     COM              01449J105    41323  1618623 SH       DEFINED 01             216300   754754   647569
American Public Education, Inc COM              02913V103     5671   162546 SH       DEFINED 01                250    98750    63546
AutoNation Inc.                COM              05329W102     8578   196075 SH       DEFINED 01              15375   180700
Avid Technology Inc.           COM              05367P100    11549  1841881 SH       DEFINED 01             183439   803792   854650
Bank of Hawaii Corp.           COM              062540109     9047   178053 SH       DEFINED 01              14300   163753
Bio-Rad Laboratories Inc. CL A COM              090572207     2128    16887 SH       DEFINED 01                       16887
Black Hills Corp.              COM              092113109     1042    23655 SH       DEFINED 01                                23655
Brookline Bancorp Inc.         COM              11373M107      926   101355 SH       DEFINED 01              31600    69755
CA Technologies                COM              12673P105    48832  1939333 SH       DEFINED 01             279444  1047754   612135
CapitalSource Inc.             COM              14055X102     3559   369963 SH       DEFINED 01             154901   103782   111280
Carrols Restaurant Group, Inc. COM              14574X104     2339   450675 SH       DEFINED 01             350550   100125
Cisco Systems Inc.             COM              17275R102    31683  1516277 SH       DEFINED 01             278750   814852   422675
CoreLogic Inc.                 COM              21871D103    20886   807647 SH       DEFINED 01              73575   478072   256000
Covidien PLC                   COM              G2554F113    26775   394673 SH       DEFINED 01              44775   234973   114925
Darling International Inc.     COM              237266101    14812   824730 SH       DEFINED 01              68675   410655   345400
DeVry Inc.                     COM              251893103    19144   602945 SH       DEFINED 01              41600   260345   301000
Dover Downs Gaming & Entmt., I COM              260095104     3550  1706962 SH       DEFINED 01             168142    91258  1447562
Dundee Corp. CL A              COM              264901109     6127   178460 SH       DEFINED 01                      178460
EZCORP, Inc.                   COM              302301106    33678  1581123 SH       DEFINED 01             181588   813651   585884
Electro Rent Corp.             COM              285218103     8207   442655 SH       DEFINED 01             166268   276387
Federated Investors, Inc.      COM              314211103     8598   363246 SH       DEFINED 01              11500   185446   166300
Fiesta Restaurant Group, Inc.  COM              31660B101    11808   444418 SH       DEFINED 01             350550    93868
First Defiance Financial Corp. COM              32006W106      503    21554 SH       DEFINED 01                       21554
First Financial Holdings Inc.  COM              320239106     3209   153088 SH       DEFINED 01                      153088
Gildan Activewear, Inc.        COM              375916103    20691   518446 SH       DEFINED 01              84425   252021   182000
Glacier Bancorp Inc.           COM              37637Q105     1958   103165 SH       DEFINED 01                      103165
Global Cash Access Hldgs Inc.  COM              378967103    17971  2549115 SH       DEFINED 01             406921  1199139   943055
Golar LNG Limited              COM              G9456A100    34295   927129 SH       DEFINED 01             137725   437804   351600
Golar LNG Partners, LP         COM              Y2745C102     4327   131133 SH       DEFINED 01                       48749    82384
Imation Corp.                  COM              45245A107     5226  1368190 SH       DEFINED 01              80938   771027   516225
Independent Bank Corp.-MA      COM              453836108      934    28648 SH       DEFINED 01                       28648
International Business Machine COM              459200101      704     3299 SH       DEFINED 01                        3299
John Wiley & Sons Inc. CL A    COM              968223206     3113    79896 SH       DEFINED 01                       79896
Lam Research Corp.             COM              512807108    12189   293984 SH       DEFINED 01              45599   248385
Marcus Corp.                   COM              566330106    10094   808154 SH       DEFINED 01              55826   276695   475633
Mentor Graphics Corp.          COM              587200106    37102  2055487 SH       DEFINED 01             324372  1058474   672641
Mine Safety Appliances Co.     COM              602720104     9977   201061 SH       DEFINED 01              37675   163386
National Financial Partners Co COM              63607p208     6358   283458 SH       DEFINED 01              34325    41150   207983
National Fuel Gas Co.          COM              636180101    21278   346829 SH       DEFINED 01              40450   171979   134400
Noble Corporation              COM              H5833N103    23498   615947 SH       DEFINED 01              56025   288822   271100
OceanFirst Financial Corp.     COM              675234108     4311   298981 SH       DEFINED 01                600   298381
Oppenheimer Holdings Inc.      COM              683797104    11749   603432 SH       DEFINED 01              61700   258358   283374
Pope Resources LP              COM              732857107     7216   117330 SH       DEFINED 01              42980    74350
Prestige Brands Holdings, Inc. COM              74112D101    18127   705621 SH       DEFINED 01              65128   390651   249842
Progress Software Corp.        COM              743312100     3310   144986 SH       DEFINED 01              22762   122224
Progressive Waste Solutions, L COM              74339G101    10744   507985 SH       DEFINED 01              21800   300185   186000
Provident New York Bancorp     COM              744028101      567    62500 SH       DEFINED 01                       62500
Qualcomm Inc.                  COM              747525103    32656   487842 SH       DEFINED 01              83880   265937   138025
Quantum Corp.                  COM              747906204    25898 20232653 SH       DEFINED 01            2722397  7368120 10142136
Raymond James Financial Inc.   COM              754730109    28593   620243 SH       DEFINED 01              51775   359043   209425
SAIC, Inc.                     COM              78390X101    20027  1477972 SH       DEFINED 01             125650   784902   567420
State Bank Financial Corporati COM              856190103     5072   309825 SH       DEFINED 01                475   309350
Suffolk Bancorp                COM              864739107     1025    71993 SH       DEFINED 01              17075    54918
Swift Energy Company           COM              870738101    28294  1910463 SH       DEFINED 01             267500  1059288   583675
Symantec Corp.                 COM              871503108    49466  2004275 SH       DEFINED 01             309420  1070491   624364
TF Financial Corp.             COM              872391107      414    16459 SH       DEFINED 01                       16459
Tibco Software Inc.            COM              88632Q103     4849   239881 SH       DEFINED 01                      239881
Triumph Group Inc.             COM              896818101     8086   103010 SH       DEFINED 01              14635    88375
UTi Worldwide Inc.             COM              G87210103    17123  1182548 SH       DEFINED 01              60900   645978   475670
Ultra Petroleum Corp.          COM              903914109    20277  1008788 SH       DEFINED 01              82975   553443   372370
Universal Health Services Inc. COM              913903100    44684   699605 SH       DEFINED 01              94997   368958   235650
Valeant Pharmaceuticals Intern COM              91911K102    53643   715051 SH       DEFINED 01              89550   373476   252025
Vasco Data Security Internatio COM              92230Y104     1383   163804 SH       DEFINED 01              84304    79500
WSFS Financial Corp.           COM              929328102     1401    28813 SH       DEFINED 01               6800    22013
Warner Chilcott PLC            COM              G94368100    20652  1524105 SH       DEFINED 01             212803   796227   515075
Willis Group Holdings PLC      COM              G96666105    21752   550813 SH       DEFINED 01              39275   238288   273250
Zimmer Holdings Inc.           COM              98956P102    23306   309839 SH       DEFINED 01              28625   151914   129300
Alere Inc Perp Pfd Conv Ser B  PFD              01449J204     1245     5232 SH       DEFINED 01               3257     1975